DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Preferred Stock Issued 02/12/2007 [Member] | Preferred Class A [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of stock	Preferred	Preferred
Number of Shares	100	100
Value	$ 101,000	$ 101,000
Common Stock Issued 02/09/2007 [Member] | Common Class A [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of stock	Common	Common
Number of Shares	250,000	250,000
Value	31,250	31,250
Issued on 12/21/2007 [Member] | Common Class A [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of stock	Common	Common
Number of Shares	10,000,000	10,000,000
Value	900,000	900,000
Issued on 12/16/2008 [Member] | Common Class A [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of stock	Common	Common
Number of Shares	2,500,000	2,500,000
Value	50,000	50,000
Issued on 08/11/2009 [Member] | Preferred Class A [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of stock	Preferred	Preferred
Number of Shares	4,100,000	4,100,000
Value	$ 253,785	$ 253,785